Note 42 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Financial assets measured at fair value through other comprehensive income-debt securities, impairment or reversal of impairment	€ 5	€ (12)
Loans and receivables, impairment or reversal of impairment	1,772	1,618
Recovery of written-off assets	(534)	(317)
Total impairment or reversal of impairment on financial assets not measured at fair value through profit or loss	€ (1,777)	€ (1,606)